Marketable securities - Marketable Securities Held (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Gain (Loss) on Securities [Line Items]
Marketable securities	$ 5	$ 11
Seadrill Partners - Common units
Gain (Loss) on Securities [Line Items]
Marketable securities	0	2
Archer
Gain (Loss) on Securities [Line Items]
Marketable securities	$ 5	$ 9